RELATED PARTY TRANSACTIONS AND BALANCES (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Sales	$ 13,361,026	$ 8,691,577
Interest charged		116,681
Related party balances:
Amount due from related parties	9,523,297		13,416,452
Change in amount due from related parties	(5,628,360)	5,011,959
Amount due to related party	74,684,185		88,537,790
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	1,614,416	7,618,208
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	7,494
Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense	802,918
Service Expenses [Member]
Related Party Transaction [Line Items]
Expense	68,580
Cash Proceeds from Transactions [Member]
Related Party Transaction [Line Items]
Other transactions	229,983,975	116,612,426
Cash Payments for Transactions [Member]
Related Party Transaction [Line Items]
Other transactions	242,732,541	33,240,562
Daqo Group [Member]
Related party balances:
Amount due from related parties	6,935,700		6,465,561
Amount due to related party	1,303,377		461,796
Daqo Group [Member] | Proceeds from Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	8,940,616	830,331
Daqo Group [Member] | Payments for Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	8,110,285
Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	488,742	7,586,517
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Sales	4,387,248	8,691,577
Related party balances:
Amount due from related parties	1,151,359		6,898,980
Zhengjiang Daqo Solar Co. Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Solar Co Ltd [Member]
Related Party Transaction [Line Items]
Sales	8,973,778
Related party balances:
Amount due to related party	43,310,377		66,750,009
Daqo Solar Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Solar Co Ltd [Member] | Proceeds from Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	128,831,023	71,485,351
Daqo Solar Co Ltd [Member] | Payments for Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	150,210,334	9,594,639
Nanjing Daqo [Member]
Related Party Transaction [Line Items]
Interest charged		116,681
Related party balances:
Amount due to related party			1,651,810
Nanjing Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Daqo [Member] | Payments for Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	2,270,880
Nanjing Daqo [Member] | Loan Extended [Member]
Related Party Transaction [Line Items]
Other transactions		1,869,360
Daqo Xinjiang Investment Co., Ltd. [Member]
Related party balances:
Amount due to related party	21,395,707		18,482,300
Daqo Xinjiang Investment Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Xinjiang Investment Co., Ltd. [Member] | Proceeds from Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	83,969,041	44,296,744
Daqo Xinjiang Investment Co., Ltd. [Member] | Payments for Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	80,750,864	23,645,923
Daqo New Material [Member]
Related party balances:
Amount due to related party	8,059,967
Daqo New Material [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo New Material [Member] | Proceeds from Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	8,243,295
Daqo New Material [Member] | Payments for Financing Transaction [Member]
Related Party Transaction [Line Items]
Other transactions	1,390,178
Daqo New Material [Member] | Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense	802,918
Other Subsidiaries of Daqo Group [Member]
Related party balances:
Amount due from related parties	1,436,238		51,911
Amount due to related party	614,757		1,191,875
Other Subsidiaries of Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	1,125,674	31,691
Other Subsidiaries of Daqo Group [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	7,494
Other Subsidiaries of Daqo Group [Member] | Service Expenses [Member]
Related Party Transaction [Line Items]
Expense	$ 68,580